Taxes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
VAT payable	$ 1,182,311	$ 868,270
Corporate income taxes payable	626,454	1,165,660
Other taxes payable	362,515	459,207
Taxes payable	$ 2,171,280	$ 2,493,137